4. LOANS RECEIVABLE - Residential Construction and Permanent Mortgages (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Commercial-Land	$ 10,349	$ 13,312
Commercial-Construction	8,593	7,357
Commercial-Non-Real Estate	30,685	34,032
Commercial-Real Estate	133,649	120,557
Total	183,276	175,258
% of Total	100.00%	100.00%
Prime
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	3,074	3,146
Commercial-Real Estate	0	0
Total	3,074	3,146
% of Total	1.70%	1.80%
Excellent
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	16	118
Commercial-Real Estate	9	0
Total	25	118
% of Total	0.00%	0.10%
Average
Commercial-Land	624	815
Commercial-Construction	0	0
Commercial-Non-Real Estate	638	500
Commercial-Real Estate	3,851	4,921
Total	5,113	6,236
% of Total	2.80%	3.60%
Satisfactory
Commercial-Land	9,119	7,231
Commercial-Construction	8,233	6,927
Commercial-Non-Real Estate	25,213	28,008
Commercial-Real Estate	110,415	92,494
Total	152,980	134,660
% of Total	83.40%	76.80%
Watch
Commercial-Land	606	601
Commercial-Construction	0	65
Commercial-Non-Real Estate	342	2,056
Commercial-Real Estate	12,478	18,733
Total	13,426	21,455
% of Total	7.30%	12.20%
Special Mention
Commercial-Land	0	17
Commercial-Construction	360	365
Commercial-Non-Real Estate	0	50
Commercial-Real Estate	1,781	872
Total	2,141	1,304
% of Total	1.20%	0.70%
Substandard
Commercial-Land	0	4,648
Commercial-Construction	0	0
Commercial-Non-Real Estate	1,402	154
Commercial-Real Estate	5,115	3,537
Total	6,517	8,339
% of Total	3.60%	4.80%
Doubtful
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	0	0
% of Total	0.00%	0.00%
Loss
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	$ 0	$ 0
% of Total	0.00%	0.00%